Shareholders’ Equity (Details) $ / shares in Units, $ in Thousands											1 Months Ended				12 Months Ended
		Jan. 30, 2025 $ / shares	Dec. 25, 2024 USD ($) $ / shares shares	Nov. 27, 2024 $ / shares shares	Sep. 26, 2024 $ / shares shares	Aug. 15, 2024 USD ($) $ / shares shares	Nov. 30, 2023 $ / shares shares	Nov. 13, 2023 USD ($) shares	Sep. 30, 2022 shares	Sep. 16, 2022 shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2023 $ / shares shares	Apr. 27, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 shares	Mar. 31, 2025 shares	Dec. 20, 2024 shares	Aug. 31, 2024 shares	Aug. 23, 2023 shares	Dec. 15, 2022 shares	Dec. 14, 2022 $ / shares	Sep. 20, 2022 $ / shares	Dec. 31, 2015 shares
Shareholders’ Equity [Line Items]
Ordinary shares issued											707,463				707,463		254,843
Issued and sold ordinary shares				63,000				55,556
Number of ordinary shares									1
Number of warrants									2
Exercise price range (in Dollars per share) | $ / shares				$ 10																					$ 160	$ 160
Exercised warrants to shares										500		9,052
Exercised ordinary shares										500	64,500	9,052
Underwriting net proceed (in Dollars) | $								$ 1,700							$ 14,900
Underwriting discounts and commissions (in Dollars) | $															$ 1,100
SAFEs amount (in Dollars) | $																		$ 500
Number of investors																		5
Investor amount (in Dollars) | $																		$ 100
Converted amount (in Dollars) | $																		$ 400
Shares converted																		1,477
Cash (in Dollars) | $																		$ 100
Aggregate amount (in Dollars) | $																		25
Investors exercised warrants									500
Exercise price per share (in Dollars per share) | $ / shares			$ 7.63			$ 34.4	$ 105.6					$ 160	$ 43.68		$ 10
Gross proceeds of ordinary shares (in Dollars) | $								$ 2,000
Proceeds from ordinary shares (in Dollars) | $															$ 4,353
Pre-funded warrants											64,500				64,500
Expire from the date of issuance															5 years
Options available for grant																			22,910
Options to ordinary shares						2,187
Issuance of ordinary shares under incentive plan																						57,132
Ordinary shares reserved for future issuance																					141,492
Granted weighted average exercise price (in Dollars per share) | $ / shares															$ 21.76		$ 97.92	$ 14.72
Termination period			10 years			10 years							10 years		10 years
Number of days for termination			90 days			90 days							90 days		90 days
Fair value option grant date (in Dollars per share) | $ / shares			$ 4.32			$ 15.6							$ 20.8		$ 9.6
Option expenses (in Dollars) | $			$ 9			$ 34							$ 26		$ 15
Vesting periods			3 years			3 years							3 years		3 years
Ordinary shares			2,000										1,250
Exercise of warrants (in Dollars per share) | $ / shares											$ 320				$ 320
Warrant period				5 years							2 years				2 years
Warrant be reduced to an exercise price percentage															50.00%
Initial exercise price percentage															50.00%
Weighted average price percentage															100.00%
Lowest reset price (in Dollars per share) | $ / shares											$ 160				$ 160
Initial exercise price percentage															50.00%
Pre Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Issued and sold ordinary shares				142,500
2024 Global Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares under incentive plan						57,132
2024 Employee Stock Purchase Plan [Member]
Shareholders’ Equity [Line Items]
Issuance of ordinary shares under ESPP						62,500
Fair market value shares percentage						85.00%
2024 Employee Stock Purchase Plan [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Compensation percentage						1.00%
2024 Employee Stock Purchase Plan [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Compensation percentage						15.00%
2015 Plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares reserved for future issuance																				9,208
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued																		58
Issued and sold ordinary shares	[1]																55,556
Exercise price range (in Dollars per share) | $ / shares																		$ 507.6
Exercised warrants to shares																		197
Exercised ordinary shares	[1]																9,052
Gross proceeds (in Dollars) | $														$ 13,300
Issuance of shares associated with the SEPA	[1]														307,175
Proceeds from ordinary shares (in Dollars) | $															$ 4,600
Pre fund warrant				142,500
Issuance of ordinary shares to service provider											9,765				9,765	[1]
2015 Plan [Member]
Shareholders’ Equity [Line Items]
Options available for grant																							39,857	28,218			12,910
Options to ordinary shares																			10,000
Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Termination period			30 days
Fair value option grant date (in Dollars per share) | $ / shares			$ 7.12
Option expenses (in Dollars) | $			$ 934
Granted shares			131,375
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Vesting period			12 months
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Vesting period			24 months
Series of Individually Immaterial Business Acquisitions [Member]
Shareholders’ Equity [Line Items]
Outstanding voting securities percentage																		50.00%
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Exercise price range (in Dollars per share) | $ / shares		$ 4
Exercise price per share (in Dollars per share) | $ / shares		$ 4
Warrant period		5 years
Investor [Member]
Shareholders’ Equity [Line Items]
Number of investors																		1
Board of Directors [Member]
Shareholders’ Equity [Line Items]
Options available for grant																							11,639	5,308
Director [Member]
Shareholders’ Equity [Line Items]
Ordinary shares							1,500
Director [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares							1,500
Chief Executive Officer [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share) | $ / shares					$ 34.4
Termination period															10 years
Number of days for termination															90 days
Fair value option grant date (in Dollars per share) | $ / shares															$ 15.6
Option expenses (in Dollars) | $															$ 19
Ordinary shares					1,250
Standby Equity Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Proceeds from ordinary shares (in Dollars) | $															$ 4,400
IPO [Member]
Shareholders’ Equity [Line Items]
Issued and sold ordinary shares									46,875
Number of ordinary shares									1
Exercise price range (in Dollars per share) | $ / shares											$ 320				$ 320
Gross proceeds (in Dollars) | $															$ 16,000
Proceed after initial public offering expenses (in Dollars) | $															13,300
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Issued and sold ordinary shares									14,062
Warrants to purchase									14,062					14,062
Private Placement [Member]
Shareholders’ Equity [Line Items]
Underwriting discounts and commissions (in Dollars) | $															1,580
Purchase of warrants				205,500
Combined purchase price per share (in Dollars per share) | $ / shares				$ 9
Proceed amount (in Dollars) | $															$ 1,850

[1]	The share and per share information in these financial statements reflects the Reverse Share Splits.